UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period:  April 30, 2023

Item 1. Report to Stockholders.

(a)

V-Shares US Leadership Diversity ETF
(Ticker: VDNI)

V-Shares MSCI World ESG Materiality
and Carbon Transition ETF
(Ticker: VMAT)

Semi-Annual Report

www.v-shares.com	April 30, 2023

(This Page Intentionally Left Blank.)

V-SHARES US LEADERSHIP DIVERSITY ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-312-872-7281. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – as of April 30, 2023 (Unaudited)

		Since
	1 Year	Inception(1)
V-Shares US Leadership Diversity ETF – Market	3.43%	-5.01%
V-Shares US Leadership Diversity ETF – NAV	3.40%	-4.97%
ISS ESG U.S. Diversity Index(2)	3.59%	-4.79%
S&P 500® Index(3)	2.66%	-4.96%

(1)	The US Leadership Diversity ETF commenced operations on December 21, 2021.
(2)
The ISS ESG U.S. Diversity Index (the “Index”) is a free float-adjusted market capitalization weighted equity index designed to reflect the equity performance of U.S. companies that exhibit broad ethnic and gender representation for Directors and Named Executive Officers, as determined by the Index Provider. The Index is calculated, administered, and published by Solactive AG. One cannot invest directly in an index.

(3)
The S&P 500® Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. One cannot invest directly in an index.

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-312-872-7281. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – as of April 30, 2023 (Unaudited)

Since
Inception(1)
V-Shares MSCI World ESG Materiality and Carbon Transition ETF – Market	6.17%
V-Shares MSCI World ESG Materiality and Carbon Transition ETF – NAV	6.08%
MSCI World ESG Materiality and Carbon Transition Select Index(2)	5.81%
S&P 500® Index(3)	2.84%

(1)	The V-Shares MSCI World ESG Materiality and Carbon Transition ETF commenced operations on June 8, 2022.
(2)
The MSCI World ESG Materiality and Carbon Transition Select Index is designed to invest in developed market countries, including the United States and Canada, and in companies that are assessed to be sector leaders based on a set of Environmental, Social and Governance (ESG) key issues that are aligned with the SASB’s Materiality framework and seeks to minimize carbon transition risk and capture opportunities through companies’ operations and business model. One cannot invest directly in an index.

(3)
The S&P 500® Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. One cannot invest directly in an index.

V-SHARES

Expense Examples (Unaudited)
April 30, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commission on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 – April 30, 2023).

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

V-Shares US Leadership Diversity ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid(1)
	11/01/2022	04/30/2023	(11/01/2022 to 04/30/2023)
Actual(2)	$1,000.00	$1,106.60	$1.51
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.36	$1.45

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.29%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended April 30, 2023 of 10.66%.

V-Shares MSCI World ESG Materiality and Carbon Transition ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid(3)
	11/01/2022	04/30/2023	(11/01/2022 to 04/30/2023)
Actual(4)	$1,000.00	$1,189.60	$2.12
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.86	$1.96

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.39%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half-year period.

(4)	Based on the actual return for the six-month period ended April 30, 2023 of 18.96%.

V-SHARES US LEADERSHIP DIVERSITY ETF

Sector Allocation(1) (Unaudited)
as of April 30, 2023
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2023
(% of net assets)

Apple, Inc.	9.8%
Microsoft Corp.	8.8%
Alphabet, Inc., Class A & C	4.8%
NVIDIA Corp.	2.6%
Meta Platforms, Inc.	2.1%
Johnson & Johnson	1.7%
Visa, Inc. – Class A	1.5%
Proctor & Gamble Co.	1.4%
Eli Lilly & Co.	1.3%
Mastercard, Inc.	1.3%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Sector Allocation(1) (Unaudited)
as of April 30, 2023
(% of net assets)

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2023
(% of net assets)

Microsoft Corp.	10.8%
Amazon.com, Inc.	4.4%
NVIDIA Corp.	4.1%
Procter and Gamble Co.	1.4%
LVMH Moet Hennessy Louis Vuitton	1.3%
Novo Nordisk	1.1%
Coca-Cola Co.	1.0%
PepsiCo, Inc.	1.0%
AstraZeneca PLC	1.0%
Bank of America Corp.	0.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited)
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.5%

Communication Services — 10.7%
Activision Blizzard, Inc. (a)	31	$2,409
Alphabet, Inc. – Class A (a)	237	25,648
Alphabet, Inc. – Class C (a)	264	28,338
AT&T, Inc.	314	5,548
Bumble, Inc. (a)	3	55
Cinemark Holdings, Inc. (a)	4	68
Comcast Corp. – Class A	193	7,984
Electronic Arts, Inc.	13	1,655
Frontier Communications Parent, Inc. (a)	10	225
iHeartMedia, Inc. – Class A (a)	5	17
Integral Ad Science Holding Corp. (a)	2	32
Liberty Latin America Ltd. – Class A (a)	1	9
Liberty Latin America Ltd. – Class C (a)	6	53
Live Nation Entertainment, Inc. (a)	7	474
Match Group, Inc. (a)	12	443
Meta Platforms, Inc. (a)	100	24,032
New York Times Co.	7	278
Nextdoor Holdings, Inc. (a)	4	8
Omnicom Group, Inc.	9	815
Paramount Global	26	607
Pinterest, Inc. – Class A (a)	26	598
Scholastic Corp.	1	39
Take-Two Interactive Software, Inc. (a)	7	870
TEGNA, Inc.	10	171
T-Mobile US, Inc. (a)	28	4,029
Verizon Communications, Inc.	185	7,184
Vimeo, Inc. (a)	5	16
Walt Disney Co. (a)	81	8,303
Warner Bros Discovery, Inc. (a)	97	1,320
World Wrestling Entertainment, Inc. – Class A	2	214
Ziff Davis, Inc. (a)	2	146
		121,588
Consumer Discretionary — 7.1%
Academy Sports & Outdoors, Inc.	3	191
Adtalem Global Education, Inc. (a)	2	81
Airbnb, Inc. (a)	16	1,915
AutoZone, Inc. (a)	1	2,663
Bath & Body Works, Inc.	10	351
Best Buy Co, Inc.	9	671

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Consumer Discretionary — 7.1% (Continued)
Booking Holdings, Inc. (a)	2	$5,373
Burlington Stores, Inc. (a)	3	578
CarMax, Inc. (a)	6	420
Chewy, Inc. – Class A (a)	4	124
Choice Hotels International, Inc.	2	255
Coursera, Inc. (a)	4	50
Cracker Barrel Old Country Store, Inc.	1	106
Darden Restaurants, Inc.	5	760
Deckers Outdoor Corp. (a)	1	479
Dick’s Sporting Goods, Inc.	2	290
Duolingo, Inc. (a)	1	136
eBay, Inc.	25	1,161
EVgo, Inc. – Class A (a)	4	24
Expedia Group, Inc. – Class A (a)	6	564
Fisker, Inc. – Class A (a)	7	45
Five Below, Inc. (a)	2	395
Foot Locker, Inc.	4	168
Gap, Inc.	11	106
General Motors Co.	61	2,015
Goodyear Tire & Rubber Co. (a)	13	139
H&R Block, Inc.	7	237
Hanesbrands, Inc.	16	84
Harley-Davidson, Inc.	5	185
Home Depot Inc.	45	13,524
Kohl’s Corp.	6	132
Krispy Kreme, Inc.	2	31
Lear Corp.	2	255
Leggett & Platt, Inc.	6	194
Leslie’s, Inc. (a)	7	76
Levi Strauss & Co. – Class A	4	58
LKQ Corp.	11	635
Lowe’s Cos, Inc.	27	5,611
Lucid Group, Inc. (a)	24	191
Macy’s, Inc.	12	196
Marriott International Inc.	12	2,032
Mattel, Inc. (a)	16	288
McDonald’s Corp.	32	9,464
MGM Resorts International	14	629
Newell Brands, Inc.	17	207
NIKE, Inc. – Class B	55	6,970
ODP Corp. (a)	2	86

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Consumer Discretionary — 7.1% (Continued)
Papa John’s International, Inc.	1	$75
Peloton Interactive, Inc. (a)	13	115
Petco Health & Wellness, Inc. – Class A (a)	4	40
Planet Fitness, Inc. – Class A (a)	4	333
Playa Hotels & Resorts (a)	6	56
QuantumScape Corp. (a)	9	63
Rent-A-Center, Inc.	2	53
RH (a)	1	255
SeaWorld Entertainment, Inc. (a)	1	54
Shake Shack, Inc. – Class A (a)	2	110
Soho House & Co, Inc. (a)	1	6
Starbucks Corp.	50	5,714
Steven Madden Ltd.	4	140
Stride, Inc. (a)	2	86
Sweetgreen, Inc. (a)	3	24
Tapestry, Inc.	11	449
Target Corp.	21	3,313
TJX, Inc.	48	3,783
Topgolf Callaway Brands Corp. (a)	6	133
Tractor Supply Co.	5	1,192
Udemy, Inc. (a)	2	18
Ulta Beauty, Inc. (a)	2	1,103
Under Armour, Inc. – Class A (a)	8	71
Under Armour, Inc. – Class C (a)	9	72
Victoria’s Secret & Co. (a)	3	93
Visteon Corp. (a)	1	140
Warby Parker, Inc. (a)	3	32
Whirlpool Corp.	2	279
Wingstop, Inc.	2	400
Yum China Holdings, Inc.	18	1,101
Yum! Brands, Inc.	13	1,828
		81,276
Consumer Staples — 6.3%
Altria Group, Inc.	80	3,801
Archer-Daniels-Midland Co.	25	1,952
Beyond Meat, Inc. (a)	2	27
Bunge Ltd.	6	562
Campbell Soup Co.	9	489
Casey’s General Stores, Inc.	2	458
Clorox Co.	5	828
Coca-Cola Co.	171	10,970

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Consumer Staples — 6.3% (Continued)
Conagra Brands, Inc.	22	$835
Constellation Brands, Inc. – Class A	6	1,377
Coty, Inc. (a)	16	190
Edgewell Personal Care Co.	2	87
e.l.f. Beauty, Inc. (a)	2	186
Energizer Holdings, Inc.	4	134
Estee Lauder Cos, Inc. – Class A	9	2,220
Fresh Del Monte Produce, Inc. – ADR	2	57
General Mills, Inc.	27	2,393
Herbalife Nutrition Ltd. (a)	4	59
Hormel Foods Corp.	13	526
Kellogg Co.	11	767
Kimberly-Clark Corp.	15	2,173
Kraft Heinz Co.	34	1,335
Kroger Co.	29	1,410
McCormick & Co.	11	966
Molson Coors Beverage Co.	8	476
Nu Skin Enterprises, Inc.	2	79
Olaplex Holdings, Inc. (a)	3	11
PepsiCo, Inc.	61	11,644
Philip Morris International, Inc.	68	6,798
PriceSmart, Inc.	2	147
Procter & Gamble Co.	105	16,420
Spectrum Brands Holdings, Inc.	1	67
TreeHouse Foods, Inc. (a)	2	107
Tyson Foods, Inc. – Class A	13	812
United Natural Foods, Inc. (a)	2	55
Walgreens Boots Alliance, Inc.	31	1,093
		71,511
Energy — 2.8%
California Resources Corp.	4	162
ChampionX Corp.	9	244
Chevron Corp.	85	14,329
ConocoPhillips	56	5,762
Diamondback Energy, Inc.	7	995
Marathon Petroleum Corp.	22	2,684
Pioneer Natural Resources Co.	10	2,176
Schlumberger	63	3,109
Targa Resources Corp.	9	680
Valero Energy Corp.	18	2,064
		32,205

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Financials — 7.6%
Affirm Holdings, Inc. (a)	8	$79
Aflac, Inc.	26	1,816
Allstate Corp.	12	1,389
American Express Co.	25	4,034
Ameris Bancorp	2	67
Aon PLC	8	2,601
Apollo Global Management, Inc.	18	1,141
Associated Banc Corp.	6	107
Assurant, Inc.	2	246
Assured Guaranty Ltd. – ADR	3	162
Bank of America Corp.	309	9,048
Bank of Hawaii Corp.	2	97
Bank of New York Mellon Corp.	33	1,405
BankUnited, Inc.	4	90
Berkshire Hills Bancorp, Inc.	1	21
BlackRock, Inc.	6	4,027
Block, Inc. (a)	23	1,398
Brighthouse Financial, Inc. (a)	4	177
Cadence Bank	8	162
Capital One Financial Corp.	17	1,654
Cathay General Bancorp	4	128
Cboe Global Markets, Inc.	5	699
Charles Schwab Corp.	67	3,500
Columbia Banking System, Inc.	9	192
Comerica, Inc.	6	260
CVB Financial Corp.	6	90
Discover Financial Services	12	1,242
East West Bancorp, Inc.	6	310
Eastern Bankshares, Inc.	8	93
Employers Holdings, Inc.	2	79
Enact Holdings, Inc.	1	24
Encore Capital Group, Inc. (a)	1	51
Equitable Holdings, Inc.	16	416
FactSet Research Systems, Inc.	1	412
Fifth Third Bancorp	30	786
First Bancorp – ADR	9	106
First Hawaiian, Inc.	6	115
First Merchants Corp.	2	58
First Republic Bank	8	28
Franklin Resources, Inc.	13	349
GCM Grosvenor, Inc.	1	8

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Financials — 7.6% (Continued)
Genworth Financial, Inc. (a)	21	$122
Goldman Sachs Group Inc.	15	5,152
Hanover Insurance Group, Inc.	1	120
Hartford Financial Services Group, Inc.	15	1,065
Hope Bancorp, Inc.	5	46
Huntington Bancshares, Inc.	63	706
Intercontinental Exchange, Inc.	25	2,723
International Bancshares Corp.	2	85
Janus Henderson Group Plc	5	130
Kemper Corp.	2	97
KeyCorp	41	462
Lazard Ltd.	4	125
Lemonade, Inc. (a)	2	22
Lincoln National Corp.	7	152
Marsh & McLennan, Inc.	22	3,964
MetLife, Inc.	27	1,656
MGIC Investment Corp.	13	193
Morgan Stanley	59	5,308
Morningstar, Inc.	1	178
MSCI, Inc.	3	1,447
Nasdaq, Inc.	15	831
Northern Trust Corp.	9	703
OFG Bancorp	2	51
Old National Bancorp	13	174
Oscar Health, Inc. (a)	5	34
Pacific Premier Bancorp, Inc.	4	89
PNC Financial Services Group, Inc.	18	2,345
Popular, Inc. – ADR	3	180
PRA Group, Inc. (a)	2	73
Primerica, Inc.	2	365
Principal Financial Group, Inc.	11	822
ProAssurance Corp.	2	36
PROG Holdings, Inc. (a)	2	60
Prudential Financial, Inc.	16	1,392
Raymond James Financial, Inc.	8	724
Regions Financial Corp.	41	749
Reinsurance Group of America, Inc.	2	285
Robinhood Markets, Inc. (a)	25	221
SiriusPoint Ltd. (a)	3	26
Sofi Technologies, Inc. (a)	33	205
State Street Corp.	16	1,156

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Financials — 7.6% (Continued)
Synchrony Financial	22	$649
Synovus Financial Corp.	6	185
T Rowe Price Group, Inc.	10	1,123
Toast, Inc. (a)	12	218
Triumph Financial, Inc. (a)	1	52
Truist Financial Corp.	58	1,890
Unum Group	7	295
Upstart Holdings, Inc. (a)	3	42
US Bancorp	59	2,023
Washington Federal, Inc.	3	84
Webster Financial Corp.	7	261
Wells Fargo & Co.	167	6,638
Western Alliance Bancorp	4	148
Zions Bancorp	7	195
		86,744
Health Care — 16.4%
23andMe Holding Co. (a)	10	20
Abbott Laboratories	76	8,396
AbbVie, Inc.	78	11,787
Accolade, Inc. (a)	2	27
Agilent Technologies, Inc.	13	1,761
Agios Pharmaceuticals, Inc. (a)	2	46
Akero Therapeutics, Inc. (a)	1	45
Align Technology, Inc. (a)	3	976
Alignment Healthcare, Inc. (a)	3	19
Allogene Therapeutics, Inc. (a)	4	22
Alnylam Pharmaceuticals, Inc. (a)	5	996
AmerisourceBergen Corp.	6	1,001
Amgen, Inc.	23	5,514
AMN Healthcare Services, Inc. (a)	2	173
Amneal Pharmaceuticals, Inc. (a)	5	10
Amphastar Pharmaceuticals, Inc. (a)	1	36
Anthem, Inc.	11	5,155
Apollo Medical Holdings, Inc. (a)	1	36
Arcus Biosciences, Inc. (a)	2	36
Arcutis Biotherapeutics, Inc. (a)	2	28
Avantor, Inc. (a)	28	545
Baxter International, Inc.	23	1,097
Biogen, Inc. (a)	6	1,825
Blueprint Medicines Corp. (a)	2	102

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Health Care — 16.4% (Continued)
Boston Scientific Corp. (a)	63	$3,284
Bridgebio Pharma, Inc. (a)	4	58
Bristol-Myers Squibb Co.	94	6,276
Cardinal Health, Inc.	12	985
CareDx, Inc. (a)	2	16
Centene Corp. (a)	25	1,723
Cerevel Therapeutics Holdings, Inc. (a)	2	58
Cigna Corp.	13	3,293
Cross Country Healthcare, Inc. (a)	1	22
CVS Health Corp.	58	4,252
Cytek Biosciences, Inc. (a)	3	34
Danaher Corp.	29	6,870
DaVita, Inc. (a)	3	271
Denali Therapeutics, Inc. (a)	3	75
Edwards Lifesciences Corp. (a)	27	2,375
Elanco Animal Health, Inc. (a)	20	189
Eli Lilly & Co.	37	14,647
Enovis Corp. (a)	2	117
Envista Holdings Corp. (a)	8	308
Erasca, Inc. (a)	2	6
Fate Therapeutics, Inc. (a)	4	24
FibroGen, Inc. (a)	3	51
GE HealthCare Technologies, Inc. (a)	16	1,301
Gilead Sciences, Inc.	56	4,604
Guardant Health, Inc. (a)	4	90
Halozyme Therapeutics, Inc. (a)	6	193
Henry Schein, Inc. (a)	6	485
Hims & Hers Health, Inc. – Class A (a)	5	58
ICU Medical, Inc. (a)	1	189
IDEXX Laboratories, Inc. (a)	4	1,969
Illumina, Inc. (a)	7	1,439
ImmunityBio, Inc. (a)	4	11
Intuitive Surgical, Inc. (a)	16	4,820
Invitae Corp. (a)	10	14
IQVIA Holdings, Inc. (a)	8	1,506
iRhythm Technologies, Inc. (a)	1	131
Johnson & Johnson	116	18,989
Karuna Therapeutics, Inc. (a)	1	198
Laboratory Corp. of America Holdings	4	907
Legend Biotech Corp. – ADR (a)	7	481
LivaNova Plc (a)	2	96

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Health Care — 16.4% (Continued)
McKesson Corp.	6	$2,185
Medtronic Plc	58	5,275
Merck & Co, Inc.	111	12,817
Mirati Therapeutics, Inc. (a)	2	89
Myriad Genetics, Inc. (a)	4	85
Oak Street Health, Inc. (a)	6	234
Organon & Co.	11	271
Owens & Minor, Inc. (a)	3	47
Penumbra, Inc. (a)	2	568
PerkinElmer, Inc.	5	652
Pfizer, Inc.	247	9,606
Recursion Pharmaceuticals, Inc. (a)	3	14
Regeneron Pharmaceuticals, Inc. (a)	5	4,009
Relay Therapeutics, Inc. (a)	3	34
ResMed, Inc.	6	1,446
Seagen, Inc. (a)	6	1,200
Stryker Corp.	15	4,495
Teladoc Health, Inc. (a)	6	159
Tenet Healthcare Corp. (a)	4	293
Thermo Fisher Scientific, Inc.	17	9,433
TransMedics Group, Inc. (a)	1	79
Ultragenyx Pharmaceutical, Inc. (a)	2	87
United Therapeutics Corp. (a)	2	460
Vertex Pharmaceuticals, Inc. (a)	11	3,748
Viatris, Inc.	53	494
Vir Biotechnology, Inc. (a)	4	101
Waters Corp. (a)	3	901
Xencor, Inc. (a)	2	53
Zentalis Pharmaceuticals, Inc. (a)	1	22
Zimmer Biomet Holdings, Inc.	10	1,384
Zoetis, Inc.	21	3,691
		186,000
Industrials — 7.2%
3M Co.	25	2,656
A O Smith Corp.	5	341
ABM Industries, Inc.	3	128
Acuity Brands, Inc.	1	157
Advanced Drainage Systems, Inc.	3	257
AGCO Corp.	2	248
Alaska Air Group, Inc. (a)	6	261
Apogee Enterprises, Inc.	1	43

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Industrials — 7.2% (Continued)
Arcosa, Inc.	2	$135
Armstrong World Industries, Inc.	2	137
ASGN, Inc. (a)	2	143
Axon Enterprise, Inc. (a)	3	632
AZEK Co., Inc. (a)	5	136
Barnes Group, Inc.	2	84
Boeing Co. (a)	26	5,376
Boise Cascade Co.	1	68
Booz Allen Hamilton Holding Corp.	6	574
Chart Industries, Inc. (a)	2	266
Cummins, Inc.	6	1,410
Deere & Co.	12	4,536
Delta Air Lines, Inc. (a)	28	961
Eaton Corp PLC – ADR	18	3,008
Evoqua Water Technologies Corp. (a)	5	247
FedEx Corp.	11	2,506
Fluence Energy, Inc. (a)	1	18
Fortive Corp.	16	1,009
Fortune Brands Home & Security, Inc.	5	323
Forward Air Corp.	2	211
FTI Consulting, Inc. (a)	2	361
FuelCell Energy, Inc. (a)	17	32
General Electric Co.	48	4,751
GEO Group Inc. (a)	6	45
Granite Construction, Inc.	2	76
Greenbrier, Inc.	1	26
Griffon Corp.	2	57
Hillenbrand, Inc.	3	137
Honeywell International, Inc.	30	5,995
IDEX Corp.	3	619
Jacobs Solutions, Inc.	6	693
JetBlue Airways Corp. (a)	15	107
Joby Aviation, Inc. (a)	10	43
KBR, Inc.	6	340
Kennametal, Inc.	4	104
L3Harris Technologies, Inc.	8	1,561
Landstar System, Inc.	1	176
Legalzoom.com, Inc. (a)	4	38
Lennox International, Inc.	1	282
Lincoln Electric Holdings, Inc.	2	336
Lockheed Martin Corp.	11	5,109

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Industrials — 7.2% (Continued)
Lyft, Inc. – Class A (a)	13	$133
Masco Corp.	9	482
Masterbrand, Inc. (a)	5	40
Matson, Inc.	2	136
Maxar Technologies, Inc.	3	158
Montrose Environmental Group, Inc. (a)	1	31
Nordson Corp.	2	433
Norfolk Southern Corp.	10	2,030
Northrop Grumman Corp.	6	2,768
nVent Electric PLC – ADR	8	335
Otis Worldwide Corp.	19	1,621
Owens Corning	4	427
Pentair Plc	8	465
Regal Rexnord Corp.	3	391
Republic Services, Inc.	9	1,302
Ryder System, Inc.	2	158
Saia, Inc. (a)	1	298
Stanley Black & Decker, Inc.	7	604
TaskUS, Inc. (a)	1	14
Toro Co.	4	417
Trane Technologies PLC – ADR	10	1,858
TransUnion	8	551
TriNet Group, Inc. (a)	2	186
Trinity Industries, Inc.	4	96
TrueBlue, Inc. (a)	2	30
Uber Technologies, Inc. (a)	83	2,577
Union Pacific Corp.	27	5,284
United Parcel Service, Inc. – Class B	32	5,754
United Rentals, Inc. (a)	3	1,083
Waste Management, Inc.	19	3,155
Westinghouse Air Brake Technologies Corp.	7	684
WW Grainger, Inc.	2	1,391
		81,651
Information Technology — 35.9%#
Accenture PLC – Class A – ADR	29	8,128
ACI Worldwide, Inc. (a)	5	127
ACM Research, Inc. (a)	1	9
Adobe, Inc. (a)	20	7,551
Advanced Micro Devices, Inc. (a)	71	6,345
Akamai Technologies, Inc. (a)	7	574
Amkor Technology, Inc.	4	90

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Information Technology — 35.9%# (Continued)
Amplitude, Inc. (a)	2	$23
Analog Devices, Inc.	23	4,137
ANSYS, Inc. (a)	4	1,256
Apple, Inc.	657	111,480
Applied Materials, Inc.	38	4,295
AppLovin Corp. (a)	5	85
Arista Networks, Inc. (a)	10	1,602
Asana, Inc. (a)	2	32
Atlassian Corp. PLC – Class A – ADR (a)	6	886
Automatic Data Processing, Inc.	18	3,960
Avnet, Inc.	4	165
Axcelis Technologies, Inc. (a)	2	237
Black Knight, Inc. (a)	2	111
Box, Inc. (a)	6	159
Broadcom, Inc.	18	11,277
Broadridge Financial Solutions, Inc. – ADR	6	872
Cadence Design Systems, Inc. (a)	12	2,513
CCC Intelligent Solutions Holdings, Inc. (a)	6	52
CDW Corp.	6	1,018
Cerence, Inc. (a)	1	26
Cognex Corp.	8	382
Cognizant Technology Solutions Corp.	23	1,373
Coherent Corp. (a)	4	137
CommVault Systems, Inc. (a)	2	117
Corning, Inc.	34	1,129
Corsair Gaming, Inc. (a)	1	17
CSG Systems International, Inc.	2	105
DigitalOcean Holdings, Inc. (a)	2	63
Diodes, Inc. (a)	2	159
Dolby Laboratories, Inc.	2	167
Dropbox, Inc. (a)	12	244
DXC Technology Co. (a)	11	262
Elastic (a)	3	172
Envestnet, Inc. (a)	2	127
ExlService Holdings, Inc. (a)	2	357
Expensify, Inc. (a)	1	8
F5, Inc. (a)	2	269
Fastly, Inc. (a)	4	59
Fiserv, Inc. (a)	26	3,175
Flex Ltd. – ADR (a)	20	411
Freshworks, Inc. (a)	5	67

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Information Technology — 35.9%# (Continued)
Gen Digital, Inc.	26	$459
Genpact Ltd. – ADR	8	356
Global Payments, Inc.	13	1,465
GoDaddy, Inc. (a)	6	454
Guidewire Software, Inc. (a)	4	305
Hewlett Packard Enterprise Co.	57	816
HP, Inc.	45	1,337
HubSpot, Inc. (a)	2	842
Insight Enterprises, Inc. (a)	2	242
Intel Corp.	181	5,622
Intuit, Inc.	12	5,327
Jamf Holding Corp. (a)	2	38
Juniper Networks, Inc.	14	422
Keysight Technologies, Inc. (a)	8	1,157
KLA Corp.	6	2,319
Kyndryl Holdings, Inc. (a)	8	116
Lam Research Corp.	6	3,144
Littelfuse, Inc.	1	242
LiveRamp Holdings, Inc. (a)	3	72
MACOM Technology Solutions Holdings, Inc. (a)	2	117
Mastercard, Inc.	38	14,441
Micron Technology, Inc.	49	3,154
Microsoft Corp.	324	99,552
MKS Instruments, Inc.	2	168
Model N, Inc. (a)	1	31
NetApp, Inc.	10	629
New Relic, Inc. (a)	2	143
NVIDIA Corp.	105	29,136
Okta, Inc. (a)	6	411
PagerDuty, Inc. (a)	4	120
Palo Alto Networks, Inc. (a)	12	2,190
PayPal Holdings, Inc. (a)	50	3,800
Power Integrations, Inc.	2	146
PowerSchool Holdings, Inc. (a)	3	63
Progress Software Corp.	2	110
Qualcomm, Inc.	50	5,840
Qualtrics International, Inc. (a)	4	72
Rambus, Inc. (a)	4	177
Rapid7, Inc. (a)	2	97
salesforce.com, Inc. (a)	42	8,332
Samsara, Inc. (a)	4	72

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Information Technology — 35.9%# (Continued)
Seagate Technology Holdings PLC – ADR	9	$529
Semtech Corp. (a)	3	58
ServiceNow, Inc. (a)	9	4,135
Silicon Laboratories, Inc. (a)	1	139
Splunk, Inc. (a)	8	690
Synaptics, Inc. (a)	2	177
Synopsys, Inc. (a)	7	2,599
TD Synnex Corp.	2	178
TE Connectivity Ltd. – ADR	15	1,836
Teledyne Technologies, Inc. (a)	2	829
Teradata Corp. (a)	5	194
Texas Instruments, Inc.	40	6,688
Thoughtworks Holding, Inc. (a)	3	19
Twilio, Inc. (a)	7	368
Unity Software, Inc. (a)	9	243
Viasat, Inc. (a)	4	140
Visa, Inc. – Class A	72	16,757
VMware, Inc. (a)	9	1,125
Western Digital Corp. (a)	14	482
Western Union Co.	17	186
Workday, Inc. – Class A (a)	8	1,489
Zuora, Inc. – Class A (a)	6	47
		408,254
Materials — 1.8%
Air Products and Chemicals, Inc.	10	2,944
Albemarle Corp.	5	927
Amcor PLC – ADR	66	724
Amyris, Inc. (a)	9	7
AptarGroup, Inc.	3	356
Ashland, Inc.	2	203
Avery Dennison Corp.	3	523
Axalta Coating Systems Ltd. (a)	9	284
Ball Corp.	14	744
Carpenter Technology Corp.	2	105
CF Industries Holdings, Inc.	9	644
Cleveland-Cliffs, Inc. (a)	22	338
Dow, Inc.	32	1,741
Ginkgo Bioworks Holdings, Inc. (a)	47	57
International Flavors & Fragrances, Inc.	11	1,067
International Paper Co.	16	530
Livent Corp. (a)	8	175

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Materials — 1.8% (Continued)
LyondellBasell Industries	11	$1,041
Martin Marietta Materials, Inc.	3	1,090
Newmont Corp.	35	1,659
PPG Industries, Inc.	11	1,543
Reliance Steel & Aluminum Co.	2	496
Sealed Air Corp.	6	288
Sherwin-Williams Co.	11	2,613
		20,099
Real Estate — 1.7%
Alexander & Baldwin, Inc. – REIT	4	77
American Tower Corp. – REIT	20	4,088
Apartment Income REIT Corp. – REIT	7	259
Camden Property Trust – REIT	4	440
CBRE Group, Inc. – Class A (a)	14	1,073
Compass, Inc. (a)	11	26
Crown Castle International Corp. – REIT	19	2,339
Cushman & Wakefield PLC – ADR (a)	7	69
DigitalBridge Group, Inc. – Class A – REIT	7	87
Douglas Emmett, Inc. – REIT	7	90
Equinix, Inc. – REIT	4	2,896
Essex Property Trust, Inc. – REIT	2	440
Hudson Pacific Properties, Inc. – REIT	6	33
Jones Lang LaSalle, Inc. (a)	2	278
Marcus & Millichap, Inc.	1	32
Prologis, Inc. – REIT	7	2,064
Realogy Holdings Corp. (a)	5	32
Realty Income Corp. – REIT	27	1,697
Retail Opportunity Investments Corp. – REIT	5	65
RLJ Lodging Trust – REIT	7	71
Ryman Hospitality Properties, Inc. – REIT	2	179
Tanger Factory Outlet Centers, Inc. – REIT	4	79
Ventas, Inc. – REIT	17	817
Veris Residential, Inc. – REIT (a)	4	65
Vornado Realty Trust – REIT	7	105
Welltower, Inc. – REIT	20	1,584
Xenia Hotels & Resorts, Inc. – REIT	5	63
		19,048

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Utilities — 2.0%
AES Corp.	29	$686
Ameren Corp.	11	979
American Electric Power, Inc.	22	2,033
Avangrid, Inc.	3	121
CenterPoint Energy, Inc.	28	853
CMS Energy Corp.	13	809
Consolidated Edison, Inc.	16	1,576
Edison International	17	1,251
Eversource Energy	16	1,242
Exelon Corp.	44	1,867
FirstEnergy Corp.	23	915
Hawaiian Electric Industries, Inc.	4	157
NiSource, Inc.	18	512
NRG Energy, Inc.	11	376
Ormat Technologies, Inc.	1	86
PG&E Corp. (a)	71	1,215
Portland General Electric Co.	4	203
PPL Corp.	32	919
Public Service Enterprise Group, Inc.	22	1,390
Sempra Energy	14	2,177
Southwest Gas Holdings, Inc.	2	112
WEC Energy Group, Inc.	14	1,346
Xcel Energy, Inc.	24	1,678
		22,503
Total Common Stocks
(Cost $1,200,264)		1,130,879

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
First American Government Obligations, Class X, 4.72% (b)
Total Short-Term Investment
(Cost $4,754)	4,754	$4,754
Total Investments — 99.9%
(Cost $1,205,018)		1,135,633
Other Assets and Liabilities, Net — 0.1%		636
Total Net Assets — 100.0%		$1,136,269

ADR – American Depositary Receipt.
PLC – Public Limited Company.
REIT – Real Estate Investment Trust.
#	As of April 30, 2023, the Fund had a significant portion of its assets invested in this sector. See Note 8 in Notes to the Financial Statements.
(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day effective yield as of April 30, 2023.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments (Unaudited)
April 30, 2023

	Shares	Value
COMMON STOCKS — 99.3%

Communication Services — 6.3%
Activision Blizzard, Inc.	112	$8,703
AT&T, Inc.	774	13,677
Auto Trader Group PLC (a)	824	6,583
Comcast Corp. – Class A	464	19,196
Deutsche Telekom (a)	390	9,421
Electronic Arts, Inc.	42	5,346
Interpublic Group, Inc.	122	4,359
KDDI Corp. (a)	400	12,479
Koninklijke KPN (a)	974	3,558
Nippon Telegraph & Telephone Corp. (a)	200	6,094
Orange (a)	210	2,739
Rogers Communications, Inc. (a)	84	4,146
SoftBank Corp. (a)	600	6,748
Telefonica (a)	1,181	5,378
T-Mobile US, Inc. (b)	64	9,210
Verizon Communications, Inc.	428	16,619
Vodafone Group PLC (a)	4,198	5,060
Walt Disney Co. (b)	204	20,910
WPP PLC (a)(b)	394	4,592
		164,818
Consumer Discretionary — 10.9%
Adidas (a)	42	7,393
Amazon.com, Inc. (b)	1,088	114,730
Aptiv PLC (b)	28	2,880
Aristocrat Leisure Ltd. (a)	374	9,370
Bayerische Motoren Werke (a)	50	5,599
Booking Holdings, Inc. (b)	6	16,118
Cie Financiere Richemont (a)	70	11,557
Cie Generale des Etablissements Michelin SCA (a)	160	5,092
Expedia Group, Inc. – Class A (b)	32	3,007
Kering (a)	14	8,960
LVMH Moet Hennessy Louis Vuitton (a)	34	32,694
Panasonic Holdings Corp. (a)	600	5,612
Prosus (a)	91	6,818
Sekisui House Ltd. (a)	400	8,196
Sony Group Corp. (a)	200	18,845
Target Corp.	62	9,780
Toyota Motor Corp. (a)	600	8,183

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Consumer Discretionary — 10.9% (Continued)
Tractor Supply Co.	26	$6,198
VF Corp.	116	2,727
		283,759
Consumer Staples — 7.6%
Anheuser-Busch InBev (a)	136	8,873
Archer-Daniels-Midland Co.	78	6,090
Brown-Forman Corp.	80	5,207
Coca-Cola Co.	418	26,815
Danone (a)	98	6,490
Diageo PLC (a)	288	13,111
General Mills, Inc.	92	8,154
Haleon PLC (a)(b)	490	2,162
Kimberly-Clark Corp.	52	7,534
Kirin Holdings Ltd. (a)	600	9,734
L’Oreal (a)	32	15,288
McCormick & Co.	50	4,393
PepsiCo, Inc.	140	26,725
Procter & Gamble Co.	240	37,531
Unilever PLC (a)	336	18,736
		196,843
Energy — 4.3%
Baker Hughes Co.	134	3,918
BP PLC (a)	2,310	15,516
Cameco Corp. (a)(b)	128	3,515
Cheniere Energy, Inc.	26	3,978
Enbridge, Inc. (a)(b)	196	7,785
Equinor ASA (b)	172	4,907
Halliburton Co.	136	4,454
Marathon Petroleum Corp.	80	9,760
ONEOK, Inc.	80	5,233
Phillips 66	70	6,930
Repsol (a)	318	4,685
Schlumberger (a)	178	8,784
TC Energy Corp. (a)(b)	130	5,397
TotalEnergies (a)	262	16,759
Valero Energy Corp.	58	6,651
Woodside Energy Group Ltd. (a)	202	4,496
		112,768

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Financials — 13.3%
abrdn PLC (a)	4,642	$12,410
AIA Group Ltd. (a)	1,200	12,986
Allianz (a)	42	10,546
Australia & New Zealand Banking Group Ltd. (a)	376	6,050
AXA (a)	202	6,594
Banco Bilbao Vizcaya Argentaria (a)	1,408	10,337
Banco Santander (a)	2,826	9,942
Bank of America Corp.	804	23,541
Bank of Montreal (a)(b)	58	5,223
Bank of Nova Scotia (a)(b)	110	5,485
Barclays PLC (a)	2,696	5,418
BNP Paribas (a)	162	10,479
Canadian Imperial Bank of Commerce (a)(b)	98	4,104
Citigroup, Inc.	268	12,615
Commonwealth Bank of Australia (a)	176	11,557
DBS Group Holdings Ltd. (a)	400	9,840
Hong Kong Exchanges & Clearing Ltd. (a)	200	8,255
HSBC Holdings PLC (a)	2,066	14,900
ING Groep (a)	696	8,606
Lloyds Banking Group PLC (a)	11,076	6,710
Macquarie Group Ltd. (a)	54	6,516
Manulife Financial Corp. (a)(b)	502	9,901
Marsh & McLennan, Inc.	46	8,289
MetLife, Inc.	92	5,642
Moody’s Corp.	20	6,262
Morgan Stanley	136	12,236
Muenchener Rueckversicherungs-Gesellschaft (a)	24	9,022
National Australia Bank Ltd. (a)	312	5,946
National Bank of Canada (a)(b)	70	5,214
Nordea Bank (a)	614	6,813
Power Corp of Canada (a)	204	5,458
Principal Financial Group, Inc.	72	5,378
Prudential Financial, Inc.	54	4,698
Prudential PLC (a)	410	6,243
Sampo Oyj (a)	124	6,292
Skandinaviska Enskilda Banken (a)	532	6,042
Sun Life Financial, Inc. (a)(b)	102	4,998
Swiss Re (a)	50	5,040
Toronto-Dominion Bank (a)(b)	162	9,803
UBS Group (a)	434	8,809

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Financials — 13.3% (Continued)
Westpac Banking Corp. (a)	434	$6,445
Zurich Insurance Group (a)	12	5,822
		346,467
Health Care — 13.8%
Agilent Technologies, Inc.	60	8,126
Alcon, Inc. (a)	74	5,389
Amgen, Inc.	56	13,425
Anthem, Inc.	24	11,248
Argenx(a)(b)	12	4,620
Astellas Pharma, Inc. (a)	200	3,008
AstraZeneca PLC (a)	172	25,393
Avantor, Inc. (b)	138	2,688
Biogen, Inc. (b)	26	7,910
Bio-Techne Corp.	56	4,473
Centene Corp. (b)	70	4,825
Cigna Group	38	9,625
CSL Ltd. (a)	56	11,124
Daiichi Sankyo Ltd. (a)	200	6,826
Danaher Corp.	78	18,479
Dexcom, Inc. (b)	72	8,736
Edwards Lifesciences Corp. (b)	86	7,566
Genmab (a)(b)	22	9,059
Gilead Sciences, Inc.	152	12,496
GSK PLC (a)	392	7,100
HCA Healthcare, Inc.	30	8,620
Horizon Therapeutics PLC (b)	46	5,113
Humana, Inc.	18	9,549
IDEXX Laboratories, Inc. (b)	16	7,875
Illumina, Inc. (b)	22	4,522
Intuitive Surgical, Inc. (b)	48	14,459
IQVIA Holdings, Inc. (b)	30	5,647
Lonza Group (a)	14	8,711
Merck KGaA (a)	20	3,589
Mettler-Toledo International, Inc. (b)	4	5,966
Novo Nordisk (a)	176	29,317
Ono Pharmaceutical Ltd. (a)	200	4,030
Ramsay Health Care Ltd. (a)	70	2,992
ResMed, Inc.	28	6,747
Roche Holding (a)	74	23,309
Teleflex, Inc.	18	4,905

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Health Care — 13.8% (Continued)
Vertex Pharmaceuticals, Inc. (b)	34	$11,585
Waters Corp. (b)	14	4,205
West Pharmaceutical Services, Inc.	18	6,502
Zoetis, Inc.	54	9,492
		359,251
Industrials — 11.5%
3M Co.	70	7,435
ABB Ltd. (a)	158	5,702
Accelleron Industries (a)(b)	7	172
Alstom (a)	172	4,318
BAE Systems PLC (a)	800	10,196
Caterpillar, Inc.	30	6,564
Cie de Saint-Gobain (a)	92	5,324
Cintas Corp.	14	6,381
Copart, Inc. (b)	124	9,802
Cummins, Inc.	34	7,991
Deere & Co.	32	12,097
Deutsche Post (a)	238	11,435
Equifax, Inc.	26	5,418
Experian PLC (a)	176	6,216
Ferguson PLC (a)	34	4,784
Geberit (a)	12	6,833
Hitachi Ltd. (a)	200	10,994
Itochu Corp. (a)	400	13,196
Johnson Controls International PLC	104	6,223
Kingspan Group PLC (a)	94	6,507
Komatsu Ltd. (a)	200	4,912
Kuehne + Nagel International (a)	14	4,151
Legrand (a)	66	6,244
Mitsubishi Electric Corp. (a)	600	7,398
Nibe Industrier (a)	666	7,434
Recruit Holdings Co. Ltd. (a)	200	5,617
Relx PLC (a)	276	9,179
Schneider Electric (a)	122	21,256
SGS (a)	50	4,526
Siemens (a)	86	14,137
Siemens Energy (a)	190	4,653
Sumitomo Corp. (a)	400	7,130
TransUnion	54	3,716
Transurban Group (a)	611	6,053

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Industrials — 11.5% (Continued)
Vestas Wind Systems (a)	264	$7,291
Vinci (a)	74	9,166
Waste Management, Inc.	32	5,314
Wolters Kluwer (a)	56	7,428
WW Grainger, Inc.	10	6,956
Yaskawa Electric Corp. (a)	200	8,093
		298,242
Information Technology — 22.1%
Adobe, Inc. (b)	40	15,102
Advanced Micro Devices, Inc. (b)	144	12,869
Applied Materials, Inc.	76	8,590
ASML Holding (a)	32	20,261
Autodesk, Inc. (b)	44	8,571
Automatic Data Processing, Inc.	24	5,280
Cisco Systems, Inc.	270	12,758
Infineon Technologies (a)	160	5,812
Intel Corp.	608	18,884
Intuit, Inc.	22	9,767
Lam Research Corp.	14	7,337
Microsoft Corp.	918	282,065
Murata Manufacturing Ltd. (a)	200	11,574
NVIDIA Corp.	388	107,666
salesforce.com, Inc. (b)	76	15,076
SAP (a)	166	22,516
Texas Instruments, Inc.	68	11,370
		575,498
Materials — 4.2%
Agnico Eagle Mines Ltd. (a)(b)	92	5,214
Air Liquide (a)	46	8,287
Akzo Nobel (a)	54	4,480
Ball Corp.	36	1,915
Ecolab, Inc.	42	7,049
Givaudan (a)	2	7,015
Holmen (a)	104	3,927
International Flavors & Fragrances, Inc.	48	4,654
International Paper Co.	54	1,788
Linde PLC	50	18,473
Nitto Denko Corp. (a)	200	12,867
Novozymes (a)	100	5,205
Nutrien Ltd. (a)(b)	54	3,742

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
Materials — 4.2% (Continued)
PPG Industries, Inc.	48	$6,732
Sherwin-Williams Co.	34	8,076
Svenska Cellulosa (a)	292	3,998
UPM-Kymmene Oyj (a)	104	3,318
Wheaton Precious Metals Corp. (a)(b)	60	2,957
		109,697
Real Estate — 2.4%
Alexandria Real Estate Equities, Inc. – REIT	34	4,222
American Tower Corp. – REIT	48	9,811
Boston Properties, Inc. – REIT	46	2,455
Crown Castle International Corp. – REIT	48	5,908
Digital Realty Trust, Inc. – REIT	40	3,966
Equinix, Inc. – REIT	20	14,482
Iron Mountain, Inc. – REIT	60	3,314
Prologis, Inc. – REIT	82	10,271
Simon Property Group, Inc. – REIT	46	5,213
Ventas, Inc. – REIT	68	3,267
		62,909
Utilities — 2.9%
Edison International	108	7,949
Enel SpA (a)	1,684	11,525
Exelon Corp.	94	3,989
Iberdrola (a)	736	9,572
National Grid PLC (a)	272	3,913
NextEra Energy, Inc.	178	13,640
Northland Power, Inc. (a)(b)	198	4,856
Orsted (a)	64	5,750
Terna – Rete Elettrica Nazionale (a)	1,218	10,569
Verbund (a)	42	3,751
		75,514
Total Common Stocks
(Cost $2,568,451)		2,585,766

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Schedule of Investments (Unaudited) – Continued
April 30, 2023

	Shares	Value
SHORT-TERM INVESTMENT — 0.5%
First American Government Obligations Fund, Class X, 4.72% (c)
Total Short-Term Investment
(Cost $12,961)	12,961	$12,961
Total Investments — 99.8%
(Cost $2,581,412)		2,598,727
Other Assets and Liabilities, Net — 0.2%		4,930
Total Net Assets — 100.0%		$2,603,657

ADR – American Depositary Receipt.
PLC – Public Limited Company.
REIT – Real Estate Investment Trust.
(a)	Foreign company.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day effective yield as of April 30, 2023.

At April 30, 2023, the country diversification for the Fund was as follows:

% of
Country	Net Assets
United States	55.7%
European Union	15.7%
Great Britain	6.8%
Japan	6.6%
Switzerland	3.7%
Canada	3.4%
Australia	2.7%
Denmark	2.2%
Sweden	1.1%
Hong Kong	0.8%
Singapore	0.4%
Norway	0.2%
Short-Term Investment	0.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

V-SHARES

Statements of Assets and Liabilities (Unaudited)
April 30, 2023

		V-Shares
		MSCI World ESG
	V-Shares	Materiality
	US Leadership	and Carbon
	Diversity ETF	Transition ETF
ASSETS:
Investments, at value
(Cost: $1,205,018 & $2,581,412, respectively)	$1,135,633	$2,598,727
Dividends and interest receivable	890	5,497
Cash	13	80
Foreign cash (Cost: $— & $173, respectively)	—	173
Total assets	1,136,536	2,604,477

LIABILITIES:
Payable to investment adviser	267	820
Total liabilities	267	820

NET ASSETS	$1,136,269	$2,603,657

NET ASSETS CONSIST OF:
Paid-in capital	$1,235,500	$2,473,000
Total distributable earnings (accumulated loss)	(99,231)	130,657
Net Assets	$1,136,269	$2,603,657

Shares issued and outstanding(1)	50,000	100,000
Net asset value, redemption price and offering price per share	$22.73	$26.04

(1)	Unlimited shares authorized, without par value.

See Notes to the Financial Statements

V-SHARES

Statements of Operations (Unaudited)
For the Period Ended April 30, 2023

		V-Shares
		MSCI World ESG
	V-Shares	Materiality
	US Leadership	and Carbon
	Diversity ETF	Transition ETF
INVESTMENT INCOME:
Dividend income	$9,133	$29,218
Less: foreign taxes withheld	—	(2,166)
Interest income	54	152
Total investment income	9,187	27,204

EXPENSES:
Investment adviser fees (See Note 4)	1,548	4,682
Net expenses	1,548	4,682

NET INVESTMENT INCOME	7,639	22,522

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(15,296)	96,538
Net change in unrealized appreciation/depreciation on investments	117,131	296,768
Net realized and unrealized gain on investments	101,835	393,306

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$109,474	$415,828

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Statements of Changes in Net Assets

	Six Month	Period Since
	Period Ended	Inception(1)
	April 30, 2023	Through
	(Unaudited)	October 31, 2022
OPERATIONS:
Net investment income	$7,639	$11,949
Net realized loss on investments	(15,296)	(19,093)
Net change in unrealized appreciation/depreciation on investments	117,131	(186,516)
Net increase (decrease) in net assets resulting from operations	109,474	(193,660)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,235,500
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Net increase in net assets resulting from capital share transactions	—	1,235,500

DISTRIBUTIONS TO SHAREHOLDERS	(7,747)	(7,298)

TOTAL INCREASE IN NET ASSETS	101,727	1,034,542

NET ASSETS:
Beginning of period	1,034,542	—
End of period	$1,136,269	$1,034,542

(1)	Inception date for the Fund was December 21, 2021.

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Statements of Changes in Net Assets

	Six Month	Period Since
	Period Ended	Inception(1)
	April 30, 2023	Through
	(Unaudited)	October 31, 2022
OPERATIONS:
Net investment income	$22,522	$11,687
Net realized gain on investments	96,538	48
Net change in unrealized appreciation/depreciation on investments	296,768	(279,469)
Net increase (decrease) in net assets resulting from operations	415,828	(267,734)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,473,000
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Net increase in net assets resulting from capital share transactions	—	2,473,000

DISTRIBUTIONS TO SHAREHOLDERS	(17,437)	—

TOTAL INCREASE IN NET ASSETS	398,391	2,205,266

NET ASSETS:
Beginning of period	2,205,266	—
End of period	$2,603,657	$2,205,266

(1)	Inception date for the Fund was June 8, 2022.

See Notes to the Financial Statements

V-SHARES US LEADERSHIP DIVERSITY ETF

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months	For the Period
	Ended	Since Inception(1)
	April 30, 2023	Through
	(Unaudited)	October 31, 2022
PER SHARE DATA:
Net asset value, beginning of period	$20.69	$24.71

INVESTMENT OPERATIONS:
Net investment income	0.15	0.23
Net realized and unrealized gain (loss) on investments	2.04	(4.11)
Total from investment operations	2.19	(3.88)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.14)
Net realized gains	—	—
Total distributions	(0.15)	(0.14)
Net asset value, end of period	$22.73	$20.69

TOTAL RETURN, AT NAV(2)	10.66%	-15.68%
TOTAL RETURN, AT MARKET(2)	10.57%	-15.66%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,136	$1,035
Ratio of expenses to average net assets(3)	0.29%	0.29%
Ratio of net investment income to average net assets(3)	1.43%	1.24%

Portfolio turnover rate(2)(4)	7%	13%

(1)	Inception date for the Fund was December 21, 2021.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Excludes impact of in-kind transactions.

See Notes to the Financial Statements

V-SHARES MSCI WORLD ESG MATERIALITY AND CARBON TRANSITION ETF

Financial Highlights

For a Fund share outstanding throughout the periods.

	Six Months	For the Period
	Ended	Since Inception(1)
	April 30, 2023	Through
	(Unaudited)	October 31, 2022
PER SHARE DATA:
Net asset value, beginning of period	$22.05	$24.73

INVESTMENT OPERATIONS:
Net investment income	0.22	0.12
Net realized and unrealized gain (loss) on investments	3.94	(2.80)
Total from investment operations	4.16	(2.68)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	—
Net realized gains	— (5)	—
Total distributions	(0.17)	—
Net asset value, end of period	$26.04	$22.05

TOTAL RETURN, AT NAV(2)	18.96%	-10.83%
TOTAL RETURN, AT MARKET(2)	18.46%	-10.38%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$2,604	$2,205
Ratio of expenses to average net assets(3)	0.39%	0.39%
Ratio of net investment income to average net assets(3)	1.88%	1.30%

Portfolio turnover rate(2)(4)	52%	0%

(1)	Inception date for the Fund was June 8, 2022.
(2)	Not annualized for period less than one year.
(3)	Annualized for period less than one year.
(4)	Excludes impact of in-kind transactions.
(5)	Value rounds to zero.

See Notes to the Financial Statements

V-SHARES

Notes to the Financial Statements (Unaudited)
April 30, 2023

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The V-Shares US Leadership Diversity ETF (“US Leadership Diversity ETF” or the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to track the investment results of the ISS ESG U.S. Diversity Index, which is composed of U.S. large, mid, and small capitalization stocks of companies exhibiting broad ethnic and gender representation for Directors and Named Executive Officers, as determined by Institutional Shareholder Services, Inc. (the “Index Provider” or “ISS”).  The V-Shares MSCI World ESG Materiality and Carbon Transition ETF (“MSCI World ESG ETF” or the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to track the investment results of the MSCI World Index. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Shares of the US Leadership Diversity ETF are listed and traded on the NYSE Arca, Inc. (the “NYSE”) and shares of the MSCI World ESG ETF are listed and traded on the CBOE BZX Exchange, Inc. (the “CBOE”). The market prices for shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer only one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for each Fund is $500, which is payable by V-Square Quantitative Management, LLC (the “Adviser”) or Authorized Participant. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions. Variable fees received by the Funds are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges. Organizational costs that were incurred to establish the Funds to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.

V-SHARES

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income tax provision is required.  As of and during the period ended April 30, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.  As of and during the period ended April 30, 2023, the Funds did not have any liabilities for unrecognized tax benefits. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the periods ended October 31, 2022.

Security Transactions, Income, and Distributions – The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Funds distribute substantially all net investment income, if any, semi-annually, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in

V-SHARES

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETF”s) and real estate investment trusts (“REIT”s), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2023:

US Leadership Diversity ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,130,879	$—	$—	$1,130,879
Short-Term Investment	4,754	—	—	4,754
Total Investments in Securities	$1,135,633	$—	$—	$1,135,633

V-SHARES

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

MSCI World ESG ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,585,766	$—	$—	$2,585,766
Short-Term Investment	12,961	—	—	12,961
Total Investments in Securities	$2,598,727	$—	$—	$2,598,727

Refer to each Fund’s Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

US Leadership Diversity ETF	0.29%
MSCI World ESG ETF	0.39%

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust.

The Adviser has engaged Vident Investment Advisory, LLC (the “Sub-Adviser”) as the Sub-Adviser to the Funds.

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ Custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums and payable by the Adviser.

V-SHARES

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

US Leadership Diversity ETF

	Period Ended	Period Ended
	April 30, 2023	October 31, 2022
Shares sold	—	50,000
Shares issued to holders in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase in shares outstanding	—	50,000

MSCI World ESG ETF

	Period Ended	Period Ended
	April 30, 2023	October 31, 2022
Shares sold	—	100,000
Shares issued to holders in reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase in shares outstanding	—	100,000

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended April 30, 2023, were as follows:

	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales
US Leadership Diversity ETF	$—	$—	$76,193	$77,404
MSCI World ESG ETF	—	—	1,263,702	1,263,702

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2022, the Funds’ most recently completed fiscal year-end, were as follows:

	Aggregate Gross	Aggregate Gross	Net Unrealized	Federal Income
Fund	Appreciation	Depreciation	Depreciation	Tax Cost
US Leadership Diversity ETF	$44,599	$(231,181)	$(186,582)	$1,221,920
MSCI World ESG ETF	39,680	(319,111)	(279,431)	2,482,025

Any differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

V-SHARES

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2023

At October 31, 2022, the components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Net	Total
	Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Fund	Income	Capital Gains	Losses	Depreciation	Loss
US Leadership Diversity ETF	$4,651	$—	$(19,027)	$(186,582)	$(200,958)
MSCI World ESG ETF	11,541	194	(38)	(279,431)	(267,734)

As of October 31, 2022, the Funds’ most recently completed fiscal year-end, US Leadership Diversity ETF had a non-expiring short-term capital loss carryover of $19,027 and the MSCI World ESG ETF had no capital loss carryover. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended October 31, 2022, the Funds did not defer any post-October losses.

The tax character of distributions paid during the period ended April 30, 2023, were as follows:

	Ordinary*	Long-Term
Fund	Income	Capital Gains	Total
US Leadership Diversity ETF	$7,747	$—	$7,747
MSCI World ESG ETF	17,243	194	17,437

The tax character of distributions paid during the period ended October 31, 2022, were as follows:

	Ordinary*	Long-Term
Fund	Income	Capital Gains	Total
US Leadership Diversity ETF	$7,298	$—	$7,298
MSCI World ESG ETF	—	—	—

*  For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

8.  SECTOR RISK

As of April 30, 2023, the US Leadership Diversity ETF had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

V-SHARES US LEADERSHIP DIVERSITY ETF

Approval of Investment Advisory Agreement — V-Square Quantitative Management, LLC
Approval of Investment Sub-Advisory Agreement — Vident Investment Advisory, LLC
(Unaudited)

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 23-24, 2023, the Trust’s Board of Trustees (“Board”), each of whom was present virtually via video conference,  including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and V-Square Quantitative Management, LLC (“V-Square” or the “Adviser”) regarding the V-Shares US Leadership Diversity ETF (the “Fund”) (the “Investment Advisory Agreement”) and the Investment Sub-Advisory Agreement between V-Square and Vident Investment Advisory, LLC (“Vident” or “Sub-Adviser”) regarding the Fund (the “Investment Sub-Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 5, 2023, the Trustees received and considered information from V-Square, Vident and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for their consideration of the renewal of the Investment Advisory Agreement and Investment Sub-Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the continuance of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by V-Square and Vident with respect to the Fund; (2) the Fund’s historical performance; (3) the costs of the services provided by V-Square and the profits realized by V-Square from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee and sub-advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to V-Square and Vident resulting from services rendered to the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of V-Square, and the Support Materials, the Board concluded that the overall arrangements between the Trust and V-Square as set forth in the Investment Advisory Agreement, and between V-Square and Vident as set forth in the Investment Sub-Advisory Agreement, as each agreement relates to the Fund, continue to be fair and reasonable in light of the services that V-Square and Vident perform, the investment advisory fees that each receives for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement as it relates to the Fund are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that V-Square provides under the Investment Advisory Agreement, noting that such services and responsibilities differ from those of the Sub-Adviser, and include, but are not limited to, the following with respect to the Fund: (1) providing for and supervising the general management and investment of the Fund’s securities portfolio through the use of Vident;

V-SHARES US LEADERSHIP DIVERSITY ETF

Approval of Investment Advisory Agreement — V-Square Quantitative Management, LLC
Approval of Investment Sub-Advisory Agreement — Vident Investment Advisory, LLC
(Unaudited) – Continued

(2) investing or overseeing Vident’s investment of the Fund’s assets consistent with the Fund’s investment objective and investment policies, and evaluating Vident’s performance results with respect to the Fund; (3) directly managing any portion of the Fund’s assets that the Adviser determines not to allocate to Vident; (4) voting of all proxies with respect to the Fund’s portfolio securities; (5) maintaining and overseeing the maintenance of the required books and records for transactions effected on behalf of the Fund; (6) selecting or overseeing Vident’s selection of broker-dealers to execute orders on behalf of the Fund; and (7) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws, and overseeing Vident’s completion of the same. The Trustees reviewed V-Square’s assets under management, capitalization and a financial arrangement between V-Square and its parent company whereby the parent company provides financial support to V-Square. In that regard, the Trustees concluded that V-Square has sufficient resources to support the management of the Fund. The Trustees concluded that they were satisfied with the nature, extent and quality of services that V-Square provides to the Fund under the Investment Advisory Agreement.

Similar to the review of V-Square, the Trustees considered the scope of distinct services that Vident provides under the Investment Sub-Advisory Agreement with respect to such portion of the Fund that the Adviser allocates to Vident’s management, and subject to the Adviser’s oversight, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) maintaining the required books and records for transactions Vident effected on behalf of the Fund; (3) selecting broker-dealers to execute orders on behalf of the Fund; and (4) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees reviewed Vident’s assets under management, financial statements and its capitalization.  The Trustees concluded that Vident had sufficient resources to support Vident’s management of the Fund and that they were satisfied with the nature, extent and quality of services that Vident provides to the Fund under the Investment Sub-Advisory Agreement.

Fund Historical Performance and the Overall Performance of V-Square and Vident.  In assessing the quality of the portfolio management delivered by V-Square and Vident, the Trustees reviewed the performance of the Fund on both an absolute basis and in comparison to the benchmark tracked by the Fund (“Reference Index”) as well as a broad based securities market index. The Trustees noted that the Fund had slightly underperformed the broad based securities market index from the Fund’s inception in December of 2021 through September 30, 2022, but had closely tracked the Reference Index. The Trustees noted that V-Square does not manage other accounts or composites with the same or substantially similar strategies as the Fund. The Board recognized that the Fund’s relatively short operating history made it difficult to make meaningful assessments of performance results, but nonetheless concluded that the Fund had been well-managed and performance was reasonable.

Cost of Advisory Services and Profitability. The Trustees considered the management fee that the Fund pays to V-Square under the Investment Advisory Agreement, as well as profitability from services that V-Square rendered to the Fund during the period of the Fund’s inception through September 30, 2022. The Trustees noted that it was proposed to continue to utilize a unitary fee structure and that there would be no fees charged to the Fund beyond the management fee. The Trustees concluded that V-Square’s service relationship with the Fund had not been profitable.

The Board also reviewed and considered the sub-advisory fees payable by V-Square to Vident under the Investment Sub-Advisory Agreement.  The Board considered that the fees paid to Vident are paid by V-Square from the unitary fee V-Square receives from the Fund, and do not impact the overall advisory fee currently paid by the Fund. Consequently, the Trustees did not consider the costs of services provided by Vident or the profitability of its

V-SHARES US LEADERSHIP DIVERSITY ETF

Approval of Investment Advisory Agreement — V-Square Quantitative Management, LLC
Approval of Investment Sub-Advisory Agreement — Vident Investment Advisory, LLC
(Unaudited) – Continued

relationship with the Fund to be material factors for consideration given that Vident is not affiliated with V-Square. The Board further determined that the fee reflected an appropriate allocation of the unitary fee paid to V-Square given the role that each of V-Square and Vident have in managing the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”). The Trustees noted the Fund’s management fee and total expenses, which are the same due to the unitary fee structure, were each below the Category and Cohort averages.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that V-Square’s advisory fee and the portion of such fee that it allocates to Vident continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Trustees took into account the fact that V-Square had agreed to consider breakpoints in the future. The Trustees concluded that at the Fund’s current asset size it was not necessary to consider the implementation of fee breakpoints, but committed to revisit this issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by V-Square and Vident from their relationships with the Fund. The Trustees noted that soft dollar arrangements do not currently exist with respect to the Fund’s portfolio transactions and  affiliated brokers are not currently used to execute the Fund’s portfolio transactions.  The Trustees considered that V-Square and Vident may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that V-Square and Vident did not receive additional material benefits from their relationships with the Fund.

V-SHARES

Additional Information (Unaudited)
April 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Each Fund’s Part F of Form N-PORT is available on the SEC’s website at https://www.sec.gov/ and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-312-872-7281.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-312-872-7281.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended October 31, is available (1) without charge, upon request, by calling 1-312-872-7281, or (2) on the SEC’s website at https://www.sec.gov/ .

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a premium or discount the NAV of the Funds is available, free of charge, on the Funds’ website at https://www.v-shares.com.

V-SHARES

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and require its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

With respect to the Funds, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 50,000) called “Creation Units.” Only Authorized Participants (“AP”s) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Funds do not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Funds’ privacy policy to any ETF shareholders.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
V-Square Quantitative Management, LLC
320 North Sangamon St., Suite 1250
Chicago, IL, 60607

INVESTMENT SUB-ADVISER
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA, 30009

INDEX PROVIDERS
MSCI Inc.
7 World Trade Center
250 Greenwich Street, 49 Floor
New York, NY 10007

ISS ESG
(Responsible investment arm of Institutional Shareholders Service, Inc.)
702 King Farm Boulevard, Suite 400
Rockville, MD, 20850

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI, 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI, 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI, 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI, 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA, 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-312-872-7281.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 7, 2023

By (Signature and Title)      /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    July 7, 2023